Contracts Categorized in Level 2 of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency forward contracts- Liability	$ (605)	$ (276)
Foreign currency forward contracts- Asset	2,460	1,318
Total	1,855	1,042
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency forward contracts- Liability	(605)	(276)
Foreign currency forward contracts- Asset	2,460	1,318
Total	$ 1,855	$ 1,042